UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22072

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

3300 Oak Lawn Avenue, Suite 650, Dallas, TX  75219
(Address of principal executive offices) (Zip code)

Jerry V. Swank
3300 Oak Lawn Avenue, Suite 650, Dallas, TX  75219
(Name and address of agent for service)

Registrant's telephone number, including area code: 214-692-6334

Date of fiscal year end: November 30

Date of reporting period: July 1, 2008 to June 30, 2009

Item 1. Proxy Voting Record.

Name of Fund:(1)	The Cushing MLP Total Return Fund
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

MARKWEST ENERGY PARTNERS, LP	06/02/09	570759100	MWE

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTOR	Issuer

For		Frank M. Semple
For		John M. Fox
For		Keith E. Bailey
For		Michael L. Beatty
For		Charles K. Dempster
For		Donald C. Heppermann
For		William A. Kellstrom
For		Anne E. Fox Mounsey
For		William P. Nicoletti
For		Donald D. Wolf

For	For	2. Ratification of Deloitte & Touche LLP as the Partnership's independent registered public accountants for the fiscla year ending December 31, 2009.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MAGELLAN MIDSTREAM HOLDINGS, L.P.	04/23/09	55907R108	MGG

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. DIRECTOR	Issuer

For		Patrick C. Eilers

Company Name	Meeting Date	CUSIP	Ticker

MAGELLAN MIDSTREAM PARTNERS, L.P.	04/22/09	559080106	MMP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. DIRECTOR	Issuer

For		George A. O'Brien, Jr.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing MLP Total Return Fund

By (Signature and Title)  /s/ Jerry V. Swank
Jerry V. Swank
Chief Executive Officer and President

Date  August 4, 2009